Segment Information - Schedule of Disaggregated Information of Revenues by Regions (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Disaggregated Information of Revenues by Regions [Line Items]
Total revenue	$ 238,924,089	$ 142,072,586	$ 97,534,701
Total long-lived assets	5,710,108	1,185,699
Singapore [Member]
Schedule of Disaggregated Information of Revenues by Regions [Line Items]
Total revenue	153,636,809	71,202,860	58,145,593
Total long-lived assets	4,790,882	954,399
Hong Kong [Member]
Schedule of Disaggregated Information of Revenues by Regions [Line Items]
Total revenue	59,230,088	53,720,233	32,696,502
Total long-lived assets	62,748	19,118
China [Member]
Schedule of Disaggregated Information of Revenues by Regions [Line Items]
Total revenue	2,232,545	12,626,821
Malaysia [Member]
Schedule of Disaggregated Information of Revenues by Regions [Line Items]
Total revenue	14,664,763	4,522,672	6,692,606
Total long-lived assets	324,337	151,171
Thailand [Member]
Schedule of Disaggregated Information of Revenues by Regions [Line Items]
Total revenue	8,645,480
Others [Member]
Schedule of Disaggregated Information of Revenues by Regions [Line Items]
Total revenue	514,404
Total long-lived assets	42,495	61,011
Brazil [Member]
Schedule of Disaggregated Information of Revenues by Regions [Line Items]
Total long-lived assets	283,656
Taiwan [Member]
Schedule of Disaggregated Information of Revenues by Regions [Line Items]
Total long-lived assets	$ 205,990